Receivables from Customers, Broker-Dealers and Clearing Organization, Net	12 Months Ended
Mar. 31, 2025
Receivables from Customers and Broker-Dealers and Clearing Organization, Net [Abstract]
RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION, NET

9. RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION, NET

Receivables from customers, broker-dealers and clearing organizations, net comprised the following:

	As of March 31
	2025	2024
	$’000	$’000
Receivables from:
Customers	693	3,463
Brokers-dealers and clearing organizations	19	679
Sub-total	712	4,142
Less: allowance for expected credit losses	(501)	(590)
Total	211	3,552

The movement of the allowance for expected credit losses for receivables from customers, broker-dealers and clearing organizations was as follows:

	As of March 31
	2025	2024
	$’000	$’000
Beginning balance	590	223
Additions	-	444
Reversal	(92)	-
Write-offs	-	(77)
Exchange rate realignment	3	-
Ending balance	501	590